ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9— ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2021	December 31, 2020
Advance from customers	$59,111	$9,493
Accrued payroll and employee benefits	99,342	105,801
Accrued interest expenses	20,795	-
Other tax payables (i)	-	325,719
Others (ii)	131,159	62,442
Accrued expenses and other current liabilities	$310,407	$503,455

(i)	Other tax payables are mainly value added tax payable.

(ii)	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.